Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation [Abstract]
Stock Option Activity
Information with respect to the adjusted activity of outstanding stock options is summarized as follows:

	Number of Shares	Price Range		Weighted Average Remaining Contractual term
Balance, January 1, 2018	7,463	$31.00	$56.25
Cancelled	(5,000)	31.00	56.25
Balance, December 31, 2018	2,463	31.00	46.25
Balance, December 31, 2019	2,463	$31.00	$46.25	2.9 years
Vested and exercisable at December 31, 2018	2,463	$31.00	$46.25	2.9 years

Stock Options Outstanding and Exercisable
The following table provides additional information about the Company’s stock options outstanding and exercisable at December 31, 2019:

	Options Outstanding and exercisable
		Weighted Average
Range of Exercise Prices	Number of Shares	Remaining Contractual Life		Exercise Price
$31.00 - $31.25	1,400	4.3	Years	$31.18
$45.25 - $46.25	1,063	1.0	Years	$45.63
$31.00 - $46.25	2,463	2.9	Years	$37.41

Non-Vested Restricted Stock Awards
The following table summarizes the changes in non-vested RSAs for the years ended December 31, 2019 and 2018:

	Shares	Weighted Average Grant Date Fair Value
Non-vested RSAs at January 1, 2018	119,102	$10.62
Granted	127,561	11.04
Vested	(82,455)	10.70
Cancelled/Forfeited	(37,203)	10.70
Non-vested RSAs at December 31, 2018	127,005	10.96
Granted	6,747	14.45
Vested	(64,258)	11.10
Cancelled/Forfeited	(4,779)	13.34
Non-vested RSAs at December 31, 2019	64,715	$11.02

Turning Point [Member]
Share-Based Compensation [Abstract]
Stock Option Activity
Stock option activity for the 2006 and 2015 Plans is summarized below:

	Stock Option Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2017	763,672	$5.73	$2.36

Granted	124,100	21.27	6.33
Exercised	(209,943)	3.97	1.47
Forfeited	(18,255)	13.46	3.90
Outstanding, December 31, 2018	659,574	9.00	3.34

Granted	180,780	43.89	14.34
Exercised	(129,067)	5.72	2.58
Forfeited	(14,571)	34.55	11.10
Outstanding, December 31, 2019	696,716	$18.13	$6.17

Assumptions for Options Granted Under 2015 Plan
The following table outlines the assumptions based on the number of options granted under the 2015 Plan.

	March 7, 2018	March 13, 2018	March 20, 2019	October 24, 2019
Number of options granted	98,100	26,000	155,780	25,000
Options outstanding at December 31, 2019	87,353	26,000	147,830	25,000
Number exercisable at December 31, 2019	30,362	17,420	-	-
Exercise price	$21.21	$21.49	$47.58	$20.89
Remaining lives	8.19	8.21	9.22	9.82
Risk free interest rate	2.65%	2.62%	2.34%	1.58%
Expected volatility	28.76%	28.76%	30.95%	31.93%
Expected life	6.000	5.495	6.000	6.000
Dividend yield	0.83%	0.82%	0.42%	0.95%
Fair value at grant date	$6.37	$6.18	$15.63	$6.27

PRSUs Activity
At December 31, 2019, there are 355,258 PRSUs outstanding, all of which are unvested.

	March 7, 2018	March 20, 2019	March 20, 2019	July 19, 2019
Number of PRSUs granted	96,000	92,500	4,901	88,582
PRSUs outstanding at December 31, 2019	93,000	85,800	4,876	88,582
Fair value as of grant date	$21.21	$47.58	$47.58	$52.15
Remaining lives	3.00	4.00	-	3.00